GOING CONCERN (Details Narrative) (USD $)	3 Months Ended				5 Months Ended	12 Months Ended	18 Months Ended	20 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (209,529)	$ (117,861)	$ (70,505)	$ (91,839)	$ (167,190)	$ (355,034)	$ (522,224)	$ (731,753)
Common shares sold for consideration							100,000
Common shares sold for consideration, value							$ 100,000